Organization and business (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shanghai Euro Tech Limited
Percentage of equity ownership	0.00%	100.00%
Place of incorporation	The PRC
Principal activities	Manufacturing of analytical and testing equipment
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	The PRC
Principal activities	Inactive
Euro Tech (Far East) Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems
Pact Asia Pacific Limited
Percentage of equity ownership	58.00%	58.00%
Place of incorporation	The British Virgin Islands
Principal activities	Sale of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership	58.00%	58.00%
Place of incorporation	The PRC
Principal activities	Design, manufacturing and operation of water and wastewater treatment and water desalination machinery and equipment
PACT Environmental Technology Pte. Ltd
Percentage of equity ownership	58.00%	0.00%
Place of incorporation	Singapore
Principal activities	Marketing and provision of after sales services of ballast water treatment systems and customized industrial wastewater solutions, equipment fabrication
Zhejiang Tianlan Environmental Protection Technology Co. Ltd ("Blue Sky")
Percentage of equity ownership	19.40%	19.40%
Place of incorporation	The PRC
Principal activities	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted
ZHEJIANG TIANLAN | Hangzhou Zhongyi Ecological And Environmental Consulting Company Limited Member
Percentage of equity ownership	40.10%	40.10%
Place of incorporation	PRC
Principal activities	Consultation services of environmental protection projects
ZHEJIANG TIANLAN | Xuancheng Lanjing Environmental Protection Equipment Co., Ltd
Percentage of equity ownership	19.51%	0.00%
Place of incorporation	PRC
Principal activities	Manufacturing and installation services of environmental protection equipment
Zhejiang Tianlan Environmental Protection Engineering Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	PRC
Principal activities	Design, general contract, installation and operating management of environmental protection projects
Hangzhou Tianlan Environmental Protection Equipment Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	51.00%	51.00%
Place of incorporation	PRC
Principal activities	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	38.25%	38.25%
Place of incorporation	PRC
Principal activities	Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	80.00%	80.00%
Place of incorporation	PRC
Principal activities	Manufacturing of environmental protection equipment